UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment |_|; Amendment Number: _______
  This Amendment (Check only one.): |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    BANDERA PARTNERS LLC
Address: 50 Broad Street, Suite 1820
         New York, New York 10004

Form 13F File Number: 28-13806

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Gregory Bylinsky
Title: Managing Director
Phone: 212-232-4582

Signature, Place, and Date of Signing:

       /s/ Gregory Bylinsky, New York, NY, February 13, 2012

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                              0
                                                  -----------------------

Form 13F Information Table Entry Total:                        14
                                                  -----------------------

Form 13F Information Table Value Total:                  $175,515
                                                  -----------------------
                                                        (thousands)

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
                                                     FORM 13F INFORMATION TABLE

   COLUMN 1                      COLUMN 2     COLUMN 3      COLUMN 4      COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
--------------                   --------     --------      -------- ------------------  ----------  --------  ---------------------
                                                                                                                  VOTING AUTHORITY
                                                             VALUE    SHRS OR  SH/ PUT/  INVESTMENT   OTHER    ---------------------
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (X$1,000)  PRN AMT  PRN CALL  DISCRETION  MANAGERS  SOLE      SHARED NONE
--------------                --------------    -----      ---------  -------  --- ----  ----------  --------  ----      ------ ----
AFC ENTERPRISES INC           COM             00104Q 10 7  14,782    1,005,578 SH          SOLE                1,005,578
AMBASSADORS GROUP INC         COM             023177 10 8   8,634    1,914,489 SH          SOLE                1,914,489
ASSISTED LIVING CONCPT NEV N  CL A NEW        04544X 30 0  28,865    1,938,516 SH          SOLE                1,938,516
COLE KENNETH PRODTNS INC      CL A            193294 10 5   5,295      500,000 SH          SOLE                  500,000
FAMOUS DAVES AMER INC         COM             307068 10 6   7,642      741,922 SH          SOLE                  741,922
GENERAL MTRS CO               COM             37045V 10 0   9,901      488,476 SH          SOLE                  488,476
GENERAL MTRS CO               COM             37045V 10 0     486        3,000 SH  CALL    SOLE                    3,000
GOOGLE INC                    CL A            38259P 50 8  20,669       32,000 SH          SOLE                   32,000
HILLTOP HOLDINGS INC          COM             432748 10 1  21,400    2,532,507 SH          SOLE                2,532,507
LUBYS INC                     COM             549282 10 1  13,200    2,926,855 SH          SOLE                2,926,855
MAKEMUSIC INC                 COM NEW         56086P 20 2   2,140      484,116 SH          SOLE                  484,116
SARATOGA INVT CORP            COM NEW         80349A 20 8      71        5,714 SH          SOLE                    5,714
STAR GAS PARTNERS L P         UNIT LTD PARTNR 85512C 10 5  28,933    5,941,112 SH          SOLE                5,941,112
TANDY LEATHER FACTORY INC     COM             87538X 10 5  13,497    2,765,690 SH          SOLE                2,765,690
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